Expense Example {- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Institutional PRO-07 - Fidelity® Conservative Income Bond Fund - Fidelity Conservative Income Bond Fund-Institutional Class Other
Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	99
5 years	183
10 years	$ 430